Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The annual grant of equity incentive awards to our NEOs has historically been made at the last regularly scheduled Compensation Committee meeting of the calendar year (typically held in December) subject to any change at the discretion of the Compensation Committee. In addition, the Compensation Committee may, from time to time, provide an equity award to one or more of our NEOs to retain and reward key talent or to reflect increased responsibilities. The Compensation Committee may also review and approve equity awards for employee promotions and new hires. We monitor and periodically review our equity grant policies to ensure compliance with plan rules and applicable law. We do not have a program, plan or practice to time our equity grants in coordination with the release of material, non-public information.

Award Timing Method	The annual grant of equity incentive awards to our NEOs has historically been made at the last regularly scheduled Compensation Committee meeting of the calendar year (typically held in December) subject to any change at the discretion of the Compensation Committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not have a program, plan or practice to time our equity grants in coordination with the release of material, non-public information.
MNPI Disclosure Timed for Compensation Value	false